Operating Lease Future Minimum Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases Future Minimum Payments Due [Line Items]
Year 2015	$ 536
Year 2016	538
Year 2017	357
Year 2018	0
Year 2019 and thereafter	0
Operating Leases, Future Minimum Payments Due, Total	$ 1,431